Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Schedule of reconciles cash and cash equivalents and restricted cash in the balance sheet to the total shown on the statement of cash flows

	December 31,
	2020	2019
($ in thousands)
Cash and cash equivalents	$255,622	$6,905
Restricted cash	6,443	3,638
Total cash, cash equivalents and restricted cash	$262,065	$10,543

Schedule of useful lives of each asset class.

Computer equipment and software	3-5 years
Furniture and fixtures	4 years
Leasehold improvements	Lesser of the lease terms or the estimated useful lives of the improvements, generally 1-10 years